[CHAPMAN AND CUTLER LETTERHEAD]

April 10, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust (Registration Nos. 333-146827, 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 360 and under the Investment Company Act of 1940, as amended, Amendment No. 361 to the Registrant’s registration statement on Form N-1A (the “Amended Registration Statement”). The Amended Registration Statement relates to Innovator Nasdaq-100 Power Buffer ETF – July (the “Fund”), each a series of the Registrant. This Amended Registration Statement is being filed pursuant to Rule 485(a) of the 1933 Act.

Pursuant to SEC Release No. 33-6510 (February 15, 1984), the Fund hereby requests selective review of the above referenced Amended Registration Statement. We have relied upon the registration statement relating to the Innovator Nasdaq-100 Power Buffer ETF – April (the “Prior Innovator Nasdaq-100 Power Buffer”), as precedent in drafting the Amended Registration Statement and consider portions of such filing to be substantially similar to the Amended Registration Statement.

The disclosure in the Amended Registration Statement with regard to the description of the Fund, the investment objective, strategy and policies, the risks associated with investment in the Fund and the management of the Fund is substantially similar to the disclosures made in the registration statement relating to Prior Innovator Nasdaq-100 Power Buffer common shares (File Nos. 333-146827 and 811-22135, Post-Effective Amendment No. 357 under the 1933 Act). The Fund notes that a chart in the “Principal Investment Strategies” section has been included, as filed on February 28, 2020 (File Nos. 333-146827 and 811-22134, Post-Effective Amendment No. 338 under the 1933 Act). Except as provided above, the disclosure in the Amended Registration Statement has generally been revised only as necessary to set forth the anticipated terms of the Fund’s outcome period and respective caps.

Should you have any questions or require further information with respect to this Registration Statement or the filings we have relied upon as precedent for and consider substantially similar to the Registration Statement, please telephone the undersigned at (312) 845-3273.

Very truly yours, Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures